united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

Terry Davis

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	1/31/2025

Date of reporting period:	7/31/2025

Item 1. Reports to Stockholders.

(a)

Belmont Theta Income Fund

Institutional Class (BTIFX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Belmont Theta Income Fund (the "Fund") for the period of February 1, 2025 to July 31, 2025.  You can find additional information about the Fund at https://www.gia.com/belmont/. You can also request this information by contacting us at (800) 789-1087.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	1.99%

Fund Statistics

Net Assets	$16,824,220
Number of Portfolio Holdings	-
Advisory Fee (net of waivers)	$58,083
Portfolio Turnover	0%

Material Fund Changes

On July 15, 2025, the Board authorized an orderly liquidation of the Fund. The Board determined that closing and liquidating the Fund was in the best interests of the Fund and the Fund’s shareholders. The Fund will close effective as of August 27, 2025.

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.gia.com/belmont/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-BTIFX

Channing Intrinsic Value Small-Cap Fund

Institutional Class (OWLLX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Channing Intrinsic Value Small-Cap Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/channing/. You can also request this information by contacting us at (833) 565-1919.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.95%

How did the Fund perform during the reporting period?

The six-month period ending July 31, 2025, has presented a complex mix of opportunities and challenges for small-cap investors relative to their large-cap peers. Investors favored growth over value and higher market capitalization stocks. Our strategy has maintained its core principles: investing in undervalued, small-cap businesses with long-term stability and strong management teams. The top three contributing sectors to relative performance were: Information Technology, Communication Services, and Industrials; whereas the top three detracting sectors of relative performance were: Materials, Energy, and Consumer Discretionary.

Investors are now shifting their focus to the economic and market landscape as it continues to be shaped by persistent policy volatility, uneven global growth, and evolving investor sentiment. Tariff policy actions remain front and center, with businesses, consumers, and policymakers adjusting in real time. At the same time, fiscal policy discussions have shifted toward permanent tax relief and targeted incentives aimed at offsetting any potential tariff-related drag. During this period, investors also faced concerns about the specifics of the One Big Beautiful Bill Act, worries about the rising fiscal deficit, as well as a further escalation of numerous Middle East conflicts, and the impact on oil prices.

Despite recent volatility, valuations in small-cap value equities remain compelling, particularly in sectors where pessimism has overshot fundamentals. We remain committed to Channing’s high-conviction, quality-biased approach to intrinsic value investing and to positioning our clients for long-term success through thoughtful, opportunistic portfolio construction. We view our portfolio companies to be well-positioned for long-term growth and as having the wherewithal to sustain themselves as the economy moves into the next phase of the economic cycle. We believe individual stock selection will remain an essential and differentiating attribute to our performance. Valuation and fundamentals matter. We continue to believe our high-quality value discipline remains the best place to achieve long-term risk-adjusted returns.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Channing Intrinsic Value Small-Cap Fund - I
Russell 3000® Index
Russell 2000® Value Index
$150,000
$144,500
$139,000
$133,500
$128,000
$122,500
$117,000
$111,500
$106,000
$100,500
$95,000
$89,500
$148,653
$109,684
$105,701
Jun-2021
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Channing Intrinsic Value Small-Cap Fund - I	Russell 3000® Index	Russell 2000® Value Index
Jun-2021	$100,000	$100,000	$100,000
Jul-2021	$99,000	$101,691	$96,421
Jul-2022	$89,850	$94,215	$91,825
Jul-2023	$98,682	$106,133	$95,446
Jul-2024	$112,934	$128,499	$110,413
Jul-2025	$109,684	$148,653	$105,701

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2021)
Channing Intrinsic Value Small-Cap Fund - I	-2.88%	2.29%
Russell 3000® Index	15.68%	10.19%
Russell 2000® Value Index	-4.27%	1.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$9,006,374
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	33%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Government Obligations Fund, Class X	4.2%
Gates Industrial Corp. PLC	3.2%
Lumentum Holdings, Inc.	3.1%
Littelfuse, Inc.	3.1%
Affiliated Managers Group, Inc.	3.0%
Stifel Financial Corp.	3.0%
Evercore, Inc., Class A	2.9%
Parsons Corp.	2.8%
Hexcel Corp.	2.8%
MKS, Inc.	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
26.0%
Financials
22.8%
Information Technology
14.2%
Consumer Discretionary
13.3%
Communication Services
5.0%
Real Estate
4.3%
Money Market Funds
4.2%
Materials
3.9%
Utilities
3.0%
Health Care
2.0%
Energy
1.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	1.4%
Health Care	2.0%
Utilities	3.0%
Materials	3.9%
Money Market Funds	4.2%
Real Estate	4.3%
Communication Services	5.0%
Consumer Discretionary	13.3%
Information Technology	14.2%
Financials	22.8%
Industrials	26.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Channing Intrinsic Value Small-Cap Fund - I (OWLLX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/channing/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-OWLLX

Regan Floating Rate MBS ETF

(MBSF) NYSE Arca, Inc.

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Regan Floating Rate MBS ETF (the "Fund") for the period of February 1, 2025 to July 31, 2025.  You can find additional information about the Fund at https://www.regancapital.com/etf-mbsf/. You can also request this information by contacting us at (844) 988-6273.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regan Floating Rate MBS ETF	$25	0.49%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Collateralized Mortgage Obligations
93.1%
U.S. Government & Agencies
6.2%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
U.S. Government & Agencies	6.2%
Collateralized Mortgage Obligations	93.1%

Fund Statistics

  Net Assets$161,548,476
  Number of Portfolio Holdings242
  Advisory Fee $372,175
  Portfolio Turnover2%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Regan Floating Rate MBS ETF (MBSF)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.regancapital.com/etf-mbsf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-MBSF

Summitry Equity Fund

 (GGEFX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Summitry Equity Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025.  You can find additional information about the Fund at https://summitryfunds.com/reports/. You can also request this information by contacting us at (866) 954-6682.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summitry Equity Fund	$62	1.25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	6.9%
Health Care	7.1%
Industrials	8.7%
Financials	10.0%
Communications	13.9%
Consumer Discretionary	22.8%
Technology	30.6%

Fund Statistics

Net Assets	$79,288,954
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$331,920
Portfolio Turnover	9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Summitry Equity Fund (GGEFX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://summitryfunds.com/reports/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-GGEFX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Belmont Theta Income Fund

Semi-Annual Financial Statements

and Additional Information

July 31, 2025

Fund Adviser:

Belmont Capital, LLC d/b/a Belmont Capital Group™

1875 Century Park East, Suite 1780

Los Angeles, CA 90067

Belmont Theta Income Fund

Statement of Assets and Liabilities

July 31, 2025 (Unaudited)

Assets
Cash	$16,865,089
Interest receivable	15,167
Prepaid expenses	9,997
Total Assets	16,890,253
Liabilities
Payable to Adviser (Note 4)	4,988
Payable to affiliates (Note 4)	33,375
Payable to trustees	3,626
Other accrued expenses	24,044
Total Liabilities	66,033
Net Assets	$16,824,220
Net Assets consist of:
Paid-in capital	$17,997,227
Accumulated deficit	(1,173,007)
Net Assets	$16,824,220
Shares outstanding (unlimited number of shares authorized, no par value)	868,465
Net asset value, offering and redemption price per share (Note 2)	$19.37

See accompanying notes which are an integral part of these financial statements.

1

Belmont Theta Income Fund

Statement of Operations

For the Six Months Ended July 31, 2025

Investment Income
Interest income	$369,243
Total investment income	369,243

Expenses
Investment Adviser fees (Note 4)	162,386
Administration fees (Note 4)	23,767
Fund accounting fees (Note 4)	18,790
Compliance service fees (Note 4)	13,428
Registration expenses	11,510
Legal fees	9,828
Trustee fees	8,450
Transfer agent fees (Note 4)	7,140
Audit and tax preparation fees	7,119
Printing and postage expenses	5,531
Custodian fees	1,858
Miscellaneous expense	19,040
Total expenses	288,847
Fees contractually waived by Adviser (Note 4)	(104,303)
Net operating expenses	184,544
Net investment income	184,699

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on:
Investment securities	(10,835)
Written options	(852,776)
Change in unrealized appreciation (depreciation) on:
Investment securities	(7,466)
Purchased options	72,547
Written options	(202,206)
Net realized and change in unrealized loss on investments	(1,000,736)
Net decrease in net assets resulting from operations	$(816,037)

See accompanying notes which are an integral part of these financial statements.

2

Belmont Theta Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2025	For the Year Ended January 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$184,699	$525,155
Net realized gain (loss) on investment securities transactions, purchased options and written options	(863,611)	1,672,516
Net change in unrealized appreciation (depreciation) of investment securities, purchased options and written options	(137,125)	23,556
Net increase (decrease) in net assets resulting from operations	(816,037)	2,221,227
Distributions to shareholders from Earnings (Note 2)	(1,238,058)	(2,518,369)
Total distributions	(1,238,058)	(2,518,369)

Capital Transactions - Institutional Class:
Proceeds from shares sold	660,409	9,989,408
Reinvestment of distributions	1,238,058	2,518,369
Amount paid for shares redeemed	(3,215,857)	(3,877,490)
Net increase (decrease) in net assets resulting from capital transactions	(1,317,390)	8,630,287
Total Increase (Decrease) in Net Assets	(3,371,485)	8,333,145

Net Assets
Beginning of period	20,195,705	11,862,560
End of period	$16,824,220	$20,195,705

Share Transactions - Institutional Class:
Shares sold	30,964	447,180
Shares issued in reinvestment of distributions	63,883	119,128
Shares redeemed	(159,758)	(177,429)
Net increase (decrease) in shares	(64,911)	388,879

See accompanying notes which are an integral part of these financial statements.

3

Belmont Theta Income Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31,		For the Years Ended January 31,
	2025		2025	2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$21.64		$21.79	$19.57	$19.42	$19.09	$20.03

Investment operations:
Net investment income (loss)	0.23		0.44	0.49	(0.26)	(0.39)	(0.22)
Net realized and unrealized gain (loss)	(1.07)		2.23	1.99	0.41	0.72	(0.72)
Total from investment operations	(0.84)		2.67	2.48	0.15	0.33	(0.94)

Less distributions to shareholders from:
Net investment income	(0.66)		(0.57)	(0.14)	—	—	—
Net realized gains	(0.77)		(2.25)	(0.12)	—	—	—
Total distributions	(1.43)		(2.82)	(0.26)	—	—	—

Net asset value, end of period	$19.37		$21.64	$21.79	$19.57	$19.42	$19.09

Total Return(a)	(3.86	)%(b)	12.59%	12.72%	0.77%	1.73%	(4.69)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$16,824		$20,196	$11,863	$10,889	$12,923	$12,825
Ratio of net expenses to average net assets(c)	1.99	%(d)	1.99%	1.99%	2.13%	2.02%	2.10%
Ratio of expenses to average net assets before waiver and reimbursement	3.11	%(d)	3.04%	3.69%	3.59%	3.19%	3.20%
Ratio of net investment income (loss) to average net assets	1.99	%(d)	2.87%	2.35%	(1.21)%	(1.97)%	(1.08)%
Portfolio turnover rate	—	%(b)	—%	—%	—%	—%	—%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	This ratio includes the impact of broker interest fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 1.99% for the periods ended January 31, 2023, January 31, 2022, and January 31, 2021.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

4

Belmont Theta Income Fund

Notes to the Financial Statements

July 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Belmont Theta Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on April 30, 2018. The Fund’s investment adviser is Belmont Capital, LLC d/b/a Belmont Capital Group™ (the “Adviser”). The investment objective of the Fund is to seek long-term growth of capital and income generation.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on

5

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

6

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Options – The Fund utilizes a strategy of writing collateralized put spread options on U.S. indices, including the S&P 500® Index (SPX). The Fund attempts to generate returns through the receipt of options premiums from selling put spreads, as well as through investments in fixed income instruments and the purchase of call options on U.S. indices, including the Cboe Volatility Index (VIX), which collectively, are intended to reduce volatility relative to what it would be if the Fund held the underlying equity index on which the put spread options are written. The Fund’s investment in fixed income instruments typically consist of cash, investment grade money market instruments and short term U.S. Treasury obligations. As of the six months ended July 31, 2025, the Fund did not invest in options.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

7

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the

8

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500® Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or

9

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. For the six months ended July 31, 2025, the Adviser earned a fee of $162,386 from the Fund before the waivers described below. At July 31, 2025, the Fund owed the Adviser $4,988.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2026, so that total annual fund operating expenses do not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2025, the Adviser waived fees or reimbursed expenses totaling $104,303. As of July 31,

10

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2026	$96,572
January 31, 2027	194,325
January 31, 2028	192,173
July 31, 2028	104,303

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund and acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2025, there were no purchases or sales of investment securities, other than short-term investments and short-term U.S. government obligations.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2025, the Fund did not hold any investments, therefore there was no unrealized appreciation (depreciation) or tax cost of investments.

11

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

The tax character of distributions paid for the fiscal year ended January 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,312,707
Long-term capital gains	1,205,662
Total distributions paid	$2,518,369

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$473,463
Undistributed long-term capital gains	400,159
Unrealized appreciation on investments and written options	7,466
Total accumulated earnings	$881,088

As of January 31, 2025, the Fund had no short-term and long-term capital loss carryforwards.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

On July 15, 2025, the Board authorized an orderly liquidation of the Fund. The Board determined that closing and liquidating the Fund was in the best interests of the Fund and the Fund’s shareholders. The Fund will close effective as of August 27, 2025.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no additional items requiring adjustment of the financial statements or additional disclosure.

12

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

13

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 789-1087 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Channing Intrinsic Value Small-Cap Fund

Institutional Class - OWLLX

Semi-Annual Financial Statements

and Additional Information

July 31, 2025

Fund Adviser:

Channing Capital Management, LLC

10 S. LaSalle Street, Suite 2401

Chicago, IL 60603

(312) 223-0211

www.channingcapital.com

Channing Intrinsic Value Small-Cap Fund

Schedule of Investments

July 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.90%
Communication Services — 5.02%
Madison Square Garden Entertainment Corp.(a)	5,442	$205,653
Nexstar Media Group, Inc.	1,316	246,237
		451,890
Consumer Discretionary — 13.30%
Asbury Automotive Group, Inc.(a)	827	183,693
Boyd Gaming Corp.	2,802	237,890
Brunswick Corp.	3,139	182,972
Installed Building Products, Inc.	718	145,244
OneSpaWorld Holdings Ltd.	9,788	216,511
Valvoline, Inc.(a)	6,566	231,452
		1,197,762
Energy — 1.42%
Northern Oil and Gas, Inc.	4,534	127,677

Financials — 22.79%
Affiliated Managers Group, Inc.	1,284	269,474
Artisan Partners Asset Management, Inc., Class A	5,220	236,205
Cadence Bank	7,125	248,306
Evercore, Inc., Class A	878	264,401
First American Financial Corp.	4,145	248,907
Old National Bancorp	10,267	216,736
Renasant Corp.	2,022	74,086
Stifel Financial Corp.	2,351	268,296
Wintrust Financial Corp.	1,774	227,037
		2,053,448
Health Care — 2.04%
Integer Holdings Corp.(a)	1,691	183,490

Industrials — 25.98%
Allegheny Technologies, Inc.(a)	2,082	160,189
Atmus Filtration Technologies, Inc.	2,011	78,248
Brink’s Co. (The)	2,503	218,612
Gates Industrial Corp. PLC(a)	11,666	289,318
Herc Holdings, Inc.	1,872	218,668
Hexcel Corp.	4,190	251,023
McGrath RentCorp(a)	1,768	220,629
MSA Safety, Inc.	1,351	240,302
Parsons Corp.(a)	3,422	253,912
SPX Technologies, Inc.(a)	1,008	183,849
Timken Co. (The)	2,970	225,987
		2,340,737
Information Technology — 14.18%
Advanced Energy Industries, Inc.	1,642	228,107
Belden, Inc.	1,914	236,666
Littelfuse, Inc.	1,090	280,489
Lumentum Holdings, Inc.(a)	2,555	281,254

See accompanying notes which are an integral part of these financial statements.

Channing Intrinsic Value Small-Cap Fund

Schedule of Investments (continued)

July 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.90% - (continued)
Information Technology — 14.18% - continued
MKS, Inc.	2,631	$250,419
		1,276,935
Materials — 3.85%
Avient Corp.	5,301	167,353
Louisiana-Pacific Corp.	1,984	179,373
		346,726
Real Estate — 4.28%
Corporate Office Properties Trust	6,421	175,165
STAG Industrial, Inc.	6,121	210,134
		385,299
Utilities — 3.04%
Portland General Electric Co.	3,255	133,846
Southwest Gas Holdings, Inc.	1,790	139,870
		273,716
Total Common Stocks (Cost $7,233,522)		8,637,680

MONEY MARKET FUNDS — 4.24%
First American Treasury Government Obligations Fund, Class X, 4.22%(b)	381,522	381,522
Total Money Market Funds (Cost $381,522)		381,522

Total Investments — 100.14% (Cost $7,615,044)		9,019,202
Liabilities in Excess of Other Assets — (0.14)%		(12,828)
NET ASSETS — 100.00%		$9,006,374

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

2

Channing Intrinsic Value Small-Cap Fund

Statement of Assets and Liabilities

July 31, 2025 - (Unaudited)

Assets
Investments in securities at fair value (cost $7,615,044) (Note 3)	$9,019,202
Receivable for investments sold	37,558
Dividends receivable	2,012
Receivable from Adviser (Note 4)	24,423
Prepaid expenses	10,857
Total Assets	9,094,052
Liabilities
Payable for investments purchased	59,496
Payable to affiliates (Note 4)	8,256
Payable to trustees	1,841
Other accrued expenses	18,085
Total Liabilities	87,678
Net Assets	$9,006,374
Net Assets consist of:
Paid-in capital	$8,495,264
Accumulated earnings	511,110
Net Assets	$9,006,374
Institutional Class:
Shares outstanding (unlimited number of shares authorized, no par value)	834,529
Net asset value, offering and redemption price per share (Note 2)	$10.79

See accompanying notes which are an integral part of these financial statements.

3

Channing Intrinsic Value Small-Cap Fund

Statement of Operations

For the six months ended July 31, 2025 - (Unaudited)

Investment Income
Dividend income	$85,879
Total investment income	85,879

Expenses
Investment Adviser fees (Note 4)	30,376
Administration and fund accounting fees (Note 4)	36,158
Audit and tax preparation fees	10,000
Compliance service fees (Note 4)	9,987
Legal fees	9,699
Trustee fees	8,959
Transfer agent fees (Note 4)	8,631
Registration expenses	4,721
Custodian fees	4,487
Printing and postage expenses	3,945
Miscellaneous expense	13,731
Total expenses	140,694
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(99,480)
Net operating expenses	41,214
Net investment income	44,665

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(265,044)
Net change in unrealized depreciation on investment securities	(308,364)
Net realized and change in unrealized loss on investments	(573,408)
Net decrease in net assets resulting from operations	$(528,743)

See accompanying notes which are an integral part of these financial statements.

4

Channing Intrinsic Value Small-Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2025	For the Year Ended January 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$44,665	$43,433
Net realized gain (loss) on investment securities transactions	(265,044)	489,183
Net change in unrealized appreciation (depreciation) of investment securities	(308,364)	762,212
Net increase (decrease) in net assets resulting from operations	(528,743)	1,294,828
Distributions to shareholders from Earnings (Note 2)	—	(44,774)
Total distributions	—	(44,774)

Capital Transactions - Institutional Class:
Proceeds from shares sold	9,000	2,109,000
Reinvestment of distributions	—	41,578
Amount paid for shares redeemed	(749,999)	(107,387)
Net increase (decrease) in net assets resulting from capital transactions	(740,999)	2,043,191
Total Increase (Decrease) in Net Assets	(1,269,742)	3,293,245

Net Assets
Beginning of period	10,276,116	6,982,871
End of period	$9,006,374	$10,276,116

Share Transactions - Institutional Class:
Shares sold	949	198,982
Shares issued in reinvestment of distributions	—	3,829
Shares redeemed	(82,327)	(9,694)
Net increase (decrease) in shares	(81,378)	193,117

See accompanying notes which are an integral part of these financial statements.

5

Channing Intrinsic Value Small-Cap Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31,		For the Years Ended January 31,			For the Period Ended January 31,
	2025		2025	2024	2023	2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$11.22		$9.66	$9.27	$9.77	$10.00

Investment operations:
Net investment income	0.05		0.05	0.05	0.03	0.02
Net realized and unrealized gain (loss) on investments	(0.48)		1.56	0.39	(0.50)	(0.22)
Total from investment operations	(0.43)		1.61	0.44	(0.47)	(0.20)

Less distributions to shareholders from:
Net investment income	—		(0.05)	(0.05)	(0.03)	(0.03)
Total distributions	—		(0.05)	(0.05)	(0.03)	(0.03)

Net asset value, end of period	$10.79		$11.22	$9.66	$9.27	$9.77

Total Return(b)	(3.83	)%(c)	16.67%	4.72%	(4.72)%	(2.03	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$9,006		$10,276	$6,983	$7,324	$1,868
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.95%	0.95%	0.95	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	3.24	%(d)	2.96%	3.70%	3.90%	12.86	%(d)
Ratio of net investment income to average net assets	1.03	%(d)	0.45%	0.49%	0.34%	0.27	%(d)
Portfolio turnover rate	33	%(c)	48%	65%	72%	23	%(c)

(a)	For the period June 30, 2021 (commencement of operations) to January 31, 2022.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements

July 31, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

The Channing Intrinsic Value Small-Cap Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on June 30, 2021. The Fund’s investment adviser is Channing Capital Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and

7

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2025 - (Unaudited)

gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last tax year end and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

8

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2025 - (Unaudited)

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which

9

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2025 - (Unaudited)

is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before

10

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2025 - (Unaudited)

a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,637,680	$—	$—	$8,637,680
Money Market Funds	381,522	—	—	381,522
Total	$9,019,202	$—	$—	$9,019,202

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. For the six months ended July 31, 2025, the Adviser earned a fee of $30,376 from the Fund before the waivers and reimbursements described below. At July 31, 2025, the Adviser owed the Fund $24,423.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2026, so that total annual fund operating expenses do not exceed 0.95%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

11

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2025 - (Unaudited)

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2025, the Adviser waived fees or reimbursed expenses totaling $99,480. As of July 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2026	$91,006
January 31, 2027	188,169
January 31, 2028	192,075
July 31, 2028	99,480

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2025, purchases and sales of investment securities, other than short-term investments, were $2,851,718 and $3,794,581, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2025.

12

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2025 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,585,732
Gross unrealized depreciation	(181,574)
Net unrealized appreciation on investments	1,404,158
Tax cost of investments	$7,615,044

At July 31, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the years ended January 31, 2025, the Fund’s most recent fiscal year end, were as follows:

Distributions paid from:
Ordinary income(a)	$44,774
Total distributions paid	$44,774

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(608,512)
Unrealized appreciation on investments	1,648,365
Total accumulated earnings	$1,039,853

As of January 31, 2025, the Fund had short-term and long-term capital loss carryforwards of $603,214 and $0, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. For the fiscal year ended January 31, 2025, the Fund utilized long-term capital loss carryforwards in the amount of $468,274. As of January 31, 2025, the Fund had deferred Qualified Late Year Ordinary losses of $5,298.

NOTE 7. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2025 - (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 24, 2025, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Channing Agreement”) between Valued Advisers Trust (the “Trust”) and Channing Capital Management, LLC (“Channing”) with respect to the Channing Intrinsic Value Small-Cap Fund (the “Channing Fund”). Channing provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to Channing and the Channing Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Channing and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at the March meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Channing Agreement, including: (i) reports regarding the services and support provided to the Channing Fund by Channing; (ii) quarterly assessments of the investment performance of the Channing Fund; (iii) commentary on the reasons for the performance; (iv) presentations by Channing addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Channing Fund and Channing; (vi) disclosure information contained in the Trust’s registration statement and Channing’s Form ADV; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Channing Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Channing, including its financial information; a description of its personnel and the services it provides to the Channing Fund; information on Channing’s investment advice and performance; summaries of the Channing Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Channing Fund; and (c) the benefits to be realized by Channing from its relationship with the Channing Fund. The Board did not identify any particular information that was most relevant to its consideration of the Channing Agreement and each Trustee may have afforded different weight to the various factors.

15

Additional Information (Unaudited) (continued)

1. The nature, extent, and quality of the services to be provided by Channing. In this regard, the Board considered Channing’s responsibilities under the Channing Agreement. The Trustees considered the services being provided by Channing to the Channing Fund. The Trustees discussed, among other things: the quality of advisory services (including research and recommendations with respect to portfolio securities), the process for formulating investment recommendations and assuring compliance with the Channing Fund’s investment objectives and limitations, the coordination of services for the Channing Fund among the Channing Fund’s service providers, and efforts to promote the Channing Fund and grow its assets. The Trustees considered Channing’s continuity of, and commitment to retain, qualified personnel, and Channing’s commitment to maintain its resources and systems. The Trustees considered Channing’s personnel, including the education and experience of the personnel. After considering the foregoing information and further information in the meeting materials provided by Channing (including Channing’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Channing were satisfactory and adequate for the Channing Fund.

2. Investment performance of the Channing Fund and Channing. In considering the investment performance of the Channing Fund and Channing, the Trustees compared the performance of the Channing Fund with the performance of funds in a peer group with similar objectives managed by other investment advisers, as well as with aggregated Morningstar category data. The Trustees also considered the consistency of Channing’s management of the Channing Fund with its investment objective, strategies, and limitations. When comparing the performance of the Channing Fund to that of other funds in the peer group, the Trustees noted that the Channing Fund’s performance for the one-year period ended December 31, 2024 was above the median and the Channing Fund’s performance for the three year and since inception periods ended December 31, 2024 was below the median. When considering the performance of the Channing Fund as compared to its Morningstar category, the Trustees noted that the Channing Fund’s performance was below the average and median for the one-year period ended December 31, 2024, above the average and median for the three-year period, and below the median for the since inception period. They also observed that the Channing Fund’s performance was below its broad-based market benchmark index for the one-year, three-year and since inception periods, but the Channing Fund had outperformed its style-specific benchmark for the one-year, three-year and since inception periods ended December 31, 2024. The Trustees noted that Channing provided a custom peer group that differed from the peer group provided by Broadridge. They considered Channing’s reasons for its assertion that this peer group provides a better comparison for the Channing Fund. When considering the performance of the Channing Fund as compared to the peer group provided by Channing, the Trustees noted that the Channing Fund outperformed the average for the one-year and since inception periods ended December 31, 2024. The Trustees also considered the performance of Channing’s separate accounts that were managed in a manner similar to that of the Channing Fund and they noted that the performance was very comparable and that any differences were reasonable in light of the circumstances. After reviewing and discussing the investment performance of the Channing Fund further, Channing’s experience managing the Channing Fund, Channing’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Channing Fund and Channing was satisfactory.

3. The costs of the services to be provided and profits to be realized by Channing from the relationship with the Channing Fund. In considering the costs of services to be provided and the profits to be

16

Additional Information (Unaudited) (continued)

realized by Channing from the relationship with the Channing Fund, the Trustees considered: (1) Channing’s financial condition; (2) the asset levels of the Channing Fund; (3) the overall expenses of the Channing Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Channing regarding its profits associated with managing the Channing Fund. The Trustees also considered potential benefits for Channing in managing the Channing Fund. The Trustees then compared the fees and expenses of the Channing Fund (including the management fee) to other comparable mutual funds. First, the Trustees compared the fees and expenses of the Channing Fund to those of other funds included in a custom peer group of funds with similar strategy and objective. The Trustees noted that the Channing Fund’s management fee was below the average and median for its peer group and the net expense ratio was also lower than the average and median. The Trustees then considered the fees and expenses of the Channing Fund as compared to other funds in its Morningstar category. They noted that the management fee was below the average and median of the category and the net expense ratio was slightly above the category average and median. The Trustees acknowledged the commitment of Channing to continue to limit the expenses of the Channing Fund under the same terms going forward. The Trustees considered the services provided to the Channing Fund in light of the advisory fees and the peer group fee data and concluded that the fee was within an acceptable range. The Trustees noted that the management fee was lower than what Channing charges to its separate account clients who have investment strategies and objectives similar to the Channing Fund and similar asset levels. Based on the foregoing, the Board concluded that the fees to be paid to Channing by the Channing Fund and the profits to be realized by Channing, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Channing.

4. The extent to which economies of scale would be realized as the Channing Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Channing Fund’s investors. In this regard, the Board considered that while the management fee remained the same at all asset levels, the Channing Fund’s shareholders experienced benefits from the Channing Fund’s expense limitation arrangement. The Trustees noted that once the Channing Fund’s expenses fell below the cap set by the arrangement, the Channing Fund’s shareholders would continue to benefit from the economies of scale under the Channing Fund’s agreements with service providers other than Channing. In light of its ongoing consideration of the Channing Fund’s asset levels, expectations for growth in the Channing Fund, and fee levels, the Board determined that the Channing Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Channing.

5. Possible conflicts of interest and benefits to Channing. In considering Channing’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Channing Fund; the basis of decisions to buy or sell securities for the Channing Fund and/or Channing’s other accounts; and the substance and administration of Channing’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to potential conflicts of interest. The Trustees noted that Channing identified no other potential benefits (in addition to the management fee) to Channing. Based on the foregoing, the Board determined that the standards and practices of Channing relating to the identification and mitigation of potential conflicts of interest and the benefits that it derives from managing the Channing Fund are acceptable.

17

Additional Information (Unaudited) (continued)

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the Channing Agreement.

18

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 565-1919 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Regan Floating Rate MBS ETF (MBSF)

NYSE Arca, Inc.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

JULY 31, 2025

Fund Adviser:

Regan Capital, LLC

300 Crescent Court, Suite 1760

Dallas, TX 75201

(844) 988-6273

TABLE OF CONTENTS

SCHEDULE OF INVESTMENTS	2
STATEMENT OF ASSETS AND LIABILITIES	9
STATEMENT OF OPERATIONS	10
STATEMENTS OF CHANGES IN NET ASSETS	11
FINANCIAL HIGHLIGHTS	12
NOTES TO THE FINANCIAL STATEMENTS	13
ADDITIONAL INFORMATION	18

Regan Floating Rate MBS ETF

Schedule of Investments

July 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 93.14%(a)	Principal Amount	Fair Value
Fannie Mae REMIC, Series 13, Class FA, 5.36%, 3/25/2032	$47,461	$47,640
Fannie Mae REMIC, Series 13, Class FB, 5.36%, 3/25/2032	47,461	47,640
Fannie Mae REMIC, Series 13, Class FC, 5.36%, 3/25/2032	47,461	47,640
Fannie Mae REMIC, Series 53, Class FY, 4.96%, 8/25/2032	41,052	40,984
Fannie Mae REMIC, Series 68, Class FB, 4.96%, 10/25/2032	32,501	32,400
Fannie Mae REMIC, Series 64, Class FS, 5.83%, 7/25/2033	38,855	39,489
Fannie Mae REMIC, Series 69, Class NF, 5.93%, 7/25/2033	185,601	189,198
Fannie Mae REMIC, Series 81, Class FE, 4.96%, 9/25/2033	53,519	53,379
Fannie Mae REMIC, Series 38, Class FK, 4.81%, 5/25/2034	172,517	171,593
Fannie Mae REMIC, Series 25, Class PF, 4.81%, 4/25/2035	85,403	84,717
Fannie Mae REMIC, Series 45, Class XA, 4.80%, 6/25/2035	226,772	225,186
Fannie Mae REMIC, Series 106, Class PF, 4.81%, 12/25/2035	352,860	346,287
Fannie Mae REMIC, Series 3, Class CF, 4.76%, 3/25/2036	113,066	112,150
Fannie Mae REMIC, Series 24, Class F, 4.76%, 4/25/2036	308,156	305,185
Fannie Mae REMIC, Series 20, Class GF, 4.81%, 4/25/2036	79,984	79,315
Fannie Mae REMIC, Series 45, Class FM, 4.86%, 6/25/2036	103,705	102,994
Fannie Mae REMIC, Series 62, Class FP, 4.71%, 7/25/2036	334,916	332,035
Fannie Mae REMIC, Series 101, Class FD, 4.76%, 7/25/2036	28,973	28,550
Fannie Mae REMIC, Series 101, Class FC, 4.76%, 7/25/2036	42,754	42,166
Fannie Mae REMIC, Series 88, Class AF, 4.92%, 9/25/2036	104,588	103,966
Fannie Mae REMIC, Series 86, Class CF, 5.66%, 9/25/2036	61,789	62,540
Fannie Mae REMIC, Series 101, Class FA, 4.88%, 10/25/2036	800,380	794,733
Fannie Mae REMIC, Series 104, Class FC, 4.71%, 11/25/2036	172,302	170,961
Fannie Mae REMIC, Series 25, Class FB, 4.79%, 4/25/2037	88,010	86,937
Fannie Mae REMIC, Series 54, Class AF, 5.02%, 4/25/2037	142,119	141,714
Fannie Mae REMIC, Series 92, Class OF, 5.03%, 9/25/2037	103,722	103,107
Fannie Mae REMIC, Series 102, Class FA, 5.03%, 11/25/2037	53,045	52,892
Fannie Mae REMIC, Series 117, Class FM, 5.16%, 1/25/2038	251,914	252,324
Fannie Mae REMIC, Series 117, Class MF, 5.16%, 1/25/2038	113,448	113,633
Fannie Mae REMIC, Series 7, Class FA, 4.91%, 2/25/2038	212,359	211,544
Fannie Mae REMIC, Series 12, Class FA, 5.13%, 3/25/2038	59,593	59,647
Fannie Mae REMIC, Series 16, Class KF, 5.26%, 3/25/2038	107,512	107,405
Fannie Mae REMIC, Series 68, Class FC, 5.43%, 8/25/2038	869,659	879,495
Fannie Mae REMIC, Series 46, Class FA, 5.16%, 6/25/2039	278,444	278,374
Fannie Mae REMIC, Series 46, Class FC, 5.16%, 6/25/2039	261,399	261,405
Fannie Mae REMIC, Series 72, Class JF, 5.21%, 9/25/2039	280,556	280,903
Fannie Mae REMIC, Series 58, Class FY, 5.19%, 6/25/2040	69,050	69,147
Fannie Mae REMIC, Series 41, Class FK, 4.88%, 5/25/2041	193,637	192,128
Fannie Mae REMIC, Series 55, Class FJ, 4.90%, 6/25/2041	558,980	554,911
Fannie Mae REMIC, Series 149, Class MF, 4.96%, 11/25/2041	47,422	47,304
Fannie Mae REMIC, Series 121, Class PF, 4.81%, 12/25/2041	158,405	156,058
Fannie Mae REMIC, Series 19, Class JF, 5.01%, 3/25/2042	66,176	65,736
Fannie Mae REMIC, Series 70, Class FA, 4.91%, 7/25/2042	820,124	811,845
Fannie Mae REMIC, Series 116, Class FP, 4.71%, 10/25/2042	79,850	78,461

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Schedule of Investments (Continued)

July 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 93.14%(a)	Principal Amount	Fair Value
Fannie Mae REMIC, Series 122, Class FM, 4.86%, 11/25/2042	$1,184,427	$1,164,054
Fannie Mae REMIC, Series 10, Class FA, 4.81%, 2/25/2043	142,689	139,589
Fannie Mae REMIC, Series 10, Class FB, 4.81%, 2/25/2043	185,205	181,209
Fannie Mae REMIC, Series 13, Class FA, 4.81%, 3/25/2043	416,330	407,712
Fannie Mae REMIC, Series 92, Class FA, 5.01%, 9/25/2043	290,569	286,665
Fannie Mae REMIC, Series 118, Class FB, 4.98%, 12/25/2043	147,846	145,423
Fannie Mae REMIC, Series 10, Class KF, 4.91%, 3/25/2044	162,161	160,407
Fannie Mae REMIC, Series 79, Class FE, 4.71%, 11/25/2045	85,845	84,559
Fannie Mae REMIC, Series 2, Class FB, 4.86%, 2/25/2046	139,059	137,463
Fannie Mae REMIC, Series 10, Class FA, 4.81%, 3/25/2046	465,063	461,910
Fannie Mae REMIC, Series 25, Class FL, 4.96%, 5/25/2046	1,179,959	1,160,482
Fannie Mae REMIC, Series 81, Class FA, 4.81%, 11/25/2046	515,973	513,085
Fannie Mae REMIC, Series 79, Class NF, 4.91%, 11/25/2046	656,906	639,098
Fannie Mae REMIC, Series 91, Class AF, 4.86%, 12/25/2046	54,068	53,703
Fannie Mae REMIC, Series 106, Class EF, 4.96%, 1/25/2047	1,894,430	1,848,641
Fannie Mae REMIC, Series 79, Class FB, 4.71%, 10/25/2047	605,944	602,007
Fannie Mae REMIC, Series 42, Class FD, 4.71%, 6/25/2048	449,132	440,596
Fannie Mae REMIC, Series 36, Class FD, 4.71%, 6/25/2048	125,957	124,564
Fannie Mae REMIC, Series 56, Class FD, 5.40%, 7/25/2048	73,608	73,930
Fannie Mae REMIC, Series 15, Class FA, 4.96%, 4/25/2049	261,287	254,313
Fannie Mae REMIC, Series 33, Class FB, 4.91%, 7/25/2049	285,138	276,806
Fannie Mae REMIC, Series 38, Class FA, 4.91%, 7/25/2049	5,073,987	4,926,646
Fannie Mae REMIC, Series 31, Class FB, 4.91%, 7/25/2049	484,312	467,936
Fannie Mae REMIC, Series 38, Class CF, 4.91%, 7/25/2049	1,228,626	1,193,699
Fannie Mae REMIC, Series 43, Class FD, 4.86%, 8/25/2049	648,215	634,045
Fannie Mae REMIC, 4.91%, 10/25/2049	1,014,365	991,014
Fannie Mae REMIC, Series 67, Class FB, 4.91%, 11/25/2049	182,413	178,693
Fannie Mae REMIC, Series 61, Class AF, 4.96%, 11/25/2049	4,741,663	4,607,362
Fannie Mae REMIC, Series 76, Class FA, 4.96%, 12/25/2049	126,427	122,788
Fannie Mae REMIC, Series 81, Class QF, 4.96%, 12/25/2049	2,150,413	2,090,391
Fannie Mae REMIC, Series 37, Class FH, 4.86%, 1/25/2050	775,353	762,187
Fannie Mae REMIC, Series 81, Class FJ, 4.96%, 1/25/2050	1,332,512	1,293,361
Fannie Mae REMIC, Series 79, Class FA, 4.96%, 1/25/2050	508,229	493,972
Fannie Mae REMIC, Series 12, Class FL, 4.91%, 3/25/2050	722,120	697,372
Fannie Mae REMIC, Series 10, Class FE, 4.96%, 3/25/2050	5,835,953	5,667,066
Fannie Mae REMIC, Series 36, Class FH, 4.91%, 6/25/2050	2,163,005	2,082,114
Fannie Mae REMIC, Series 54, Class WF, 4.25%, 8/25/2050	421,523	400,722
Fannie Mae REMIC, Series 37, Class FG, 4.76%, 8/25/2050	300,783	293,146
Fannie Mae REMIC, Series 25, Class WF, 4.49%, 5/25/2051	469,681	459,480
Fannie Mae REMIC, Series 41, Class GF, 4.96%, 3/25/2053	4,013,850	3,969,256
Fannie Mae REMIC, Series 4, Class FB, 5.00%, 3/25/2053	1,581,219	1,567,130
Fannie Mae REMIC, Series 21, Class FB, 5.65%, 7/25/2053	411,277	409,948
Fannie Mae REMIC, Series 40, Class FA, 5.50%, 3/25/2054	729,813	727,384
Fannie Mae REMIC, Series 75, Class FC, 5.30%, 10/25/2054	497,385	494,372

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Schedule of Investments (Continued)

July 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 93.14%(a)	Principal Amount	Fair Value
Fannie Mae REMIC, Series 96, Class FB, 5.75%, 12/25/2054	$1,471,079	$1,471,645
Fannie Mae REMIC, Series 104, Class FA, 5.40%, 1/25/2055	92,775	92,615
Fannie Mae REMIC, Series 103, Class FH, 5.60%, 1/25/2055	902,505	899,555
Fannie Mae REMIC, Series 10, Class FB, 5.20%, 2/25/2055	185,323	180,359
Fannie Mae REMIC, Series 32, Class FA, 5.60%, 5/25/2055	325,236	323,304
Fannie Mae REMIC, Series 41, Class FG, 4.96%, 8/25/2059	711,779	691,866
Fannie Mae REMIC, Series 62, Class FQ, 4.96%, 11/25/2059	544,260	537,878
Fannie Mae Trust, Series W6, Class 6A, 4.73%, 8/25/2042	130,243	127,766
Freddie Mac REMIC, Series 2334, Class FO, 5.42%, 7/15/2031	40,899	41,235
Freddie Mac REMIC, Series 2582, Class FH, 5.70%, 7/15/2031	95,027	96,251
Freddie Mac REMIC, Series 2408, Class FO, 5.35%, 1/15/2032	24,315	24,371
Freddie Mac REMIC, Series 2406, Class FP, 5.43%, 1/15/2032	59,829	60,464
Freddie Mac REMIC, Series 2481, Class FE, 5.45%, 3/15/2032	44,722	45,157
Freddie Mac REMIC, Series 2463, Class FJ, 5.45%, 3/15/2032	46,396	46,842
Freddie Mac REMIC, Series 2444, Class FR, 5.45%, 5/15/2032	46,904	47,295
Freddie Mac REMIC, Series 2647, Class VF, 5.93%, 7/15/2033	88,883	91,021
Freddie Mac REMIC, Series 3969, Class AF, 4.90%, 10/15/2033	709,638	706,416
Freddie Mac REMIC, Series 2733, Class FB, 5.05%, 10/15/2033	40,448	40,521
Freddie Mac REMIC, Series 3305, Class BF, 4.77%, 7/15/2034	266,136	263,843
Freddie Mac REMIC, Series 4265, Class FD, 4.85%, 1/15/2035	352,318	349,903
Freddie Mac REMIC, Series S001, Class 1A2, 4.62%, 9/25/2035	894,710	871,745
Freddie Mac REMIC, Series 3155, Class PF, 4.80%, 5/15/2036	723,535	717,739
Freddie Mac REMIC, Series 3153, Class FX, 4.80%, 5/15/2036	114,899	114,048
Freddie Mac REMIC, Series 3153, Class EF, 4.86%, 5/15/2036	101,000	100,451
Freddie Mac REMIC, Series 3210, Class FA, 4.85%, 9/15/2036	283,070	280,916
Freddie Mac REMIC, Series 3222, Class KF, 4.85%, 9/15/2036	201,981	200,478
Freddie Mac REMIC, Series 3361, Class AF, 4.80%, 11/15/2036	53,326	52,837
Freddie Mac REMIC, Series 3281, Class AF, 4.77%, 2/15/2037	149,728	148,063
Freddie Mac REMIC, Series 3284, Class CF, 4.82%, 3/15/2037	221,367	219,105
Freddie Mac REMIC, Series 3309, Class FG, 4.88%, 4/15/2037	87,987	87,246
Freddie Mac REMIC, Series 3318, Class F, 4.70%, 5/15/2037	14,379	14,187
Freddie Mac REMIC, Series 3311, Class NF, 4.75%, 5/15/2037	94,511	93,139
Freddie Mac REMIC, Series 3361, Class LF, 5.00%, 8/15/2037	158,944	158,403
Freddie Mac REMIC, Series 4276, Class FA, 4.95%, 9/15/2037	282,594	280,324
Freddie Mac REMIC, Series 3371, Class FA, 5.05%, 9/15/2037	78,875	78,739
Freddie Mac REMIC, Series 3416, Class BF, 5.20%, 2/15/2038	306,603	307,628
Freddie Mac REMIC, Series 4832, Class FW, 4.78%, 4/15/2038	537,509	530,466
Freddie Mac REMIC, Series 3455, Class FG, 5.35%, 6/15/2038	803,175	806,847
Freddie Mac REMIC, Series 4615, Class AF, 4.78%, 10/15/2038	77,408	76,363
Freddie Mac REMIC, Series 5335, Class FB, 5.15%, 10/15/2039	161,790	162,226
Freddie Mac REMIC, Series 3639, Class FC, 5.20%, 2/15/2040	138,388	138,861
Freddie Mac REMIC, Series 3666, Class FC, 5.18%, 5/15/2040	146,840	147,026
Freddie Mac REMIC, Series 3757, Class PF, 4.95%, 8/15/2040	151,291	150,961
Freddie Mac REMIC, Series 3740, Class DF, 4.93%, 10/15/2040	92,951	92,141

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Schedule of Investments (Continued)

July 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 93.14%(a)	Principal Amount	Fair Value
Freddie Mac REMIC, Series 3759, Class FB, 4.95%, 11/15/2040	$269,206	$266,989
Freddie Mac REMIC, Series 3753, Class FA, 4.95%, 11/15/2040	766,491	760,257
Freddie Mac REMIC, Series 3997, Class FJ, 4.90%, 1/15/2041	227,039	225,127
Freddie Mac REMIC, Series 3843, Class FE, 5.00%, 4/15/2041	216,801	215,715
Freddie Mac REMIC, Series 4105, Class LF, 4.80%, 8/15/2041	309,265	308,138
Freddie Mac REMIC, Series 3930, Class KF, 4.95%, 9/15/2041	2,900,571	2,881,818
Freddie Mac REMIC, Series 4105, Class NF, 4.85%, 9/15/2042	832,434	817,430
Freddie Mac REMIC, Series 4116, Class LF, 4.75%, 10/15/2042	1,509,460	1,479,688
Freddie Mac REMIC, Series 4122, Class FP, 4.85%, 10/15/2042	237,121	233,561
Freddie Mac REMIC, Series 4159, Class FQ, 4.95%, 1/15/2043	465,025	462,602
Freddie Mac REMIC, Series 5031, Class FA, 4.64%, 8/15/2043	1,908,103	1,847,441
Freddie Mac REMIC, Series 4240, Class FA, 4.95%, 8/15/2043	591,190	581,156
Freddie Mac REMIC, Series 4255, Class GF, 4.80%, 9/15/2043	65,788	64,940
Freddie Mac REMIC, Series 4283, Class JF, 4.85%, 12/15/2043	508,174	502,628
Freddie Mac REMIC, Series 4286, Class VF, 4.90%, 12/15/2043	118,659	117,296
Freddie Mac REMIC, Series 4281, Class LF, 4.95%, 12/15/2043	1,596,724	1,581,995
Freddie Mac REMIC, Series 4310, Class FA, 5.00%, 2/15/2044	88,331	87,187
Freddie Mac REMIC, Series 4383, Class KF, 4.85%, 9/15/2044	6,112,199	5,977,415
Freddie Mac REMIC, Series 4431, Class FT, 4.85%, 1/15/2045	4,702,105	4,604,814
Freddie Mac REMIC, Series 4476, Class BF, 4.70%, 5/15/2045	274,742	266,644
Freddie Mac REMIC, Series 4587, Class AF, 4.80%, 6/15/2046	69,825	69,315
Freddie Mac REMIC, Series 4614, Class FK, 4.95%, 9/15/2046	2,717,942	2,652,084
Freddie Mac REMIC, Series 4945, Class F, 4.93%, 12/15/2046	503,270	498,288
Freddie Mac REMIC, Series 4648, Class FA, 4.95%, 1/15/2047	268,838	262,029
Freddie Mac REMIC, Series 4754, Class FM, 4.75%, 2/15/2048	891,950	859,156
Freddie Mac REMIC, Series 4792, Class FA, 4.75%, 5/15/2048	949,791	912,912
Freddie Mac REMIC, Series 4821, Class FL, 4.75%, 6/15/2048	531,531	511,901
Freddie Mac REMIC, Series 5383, Class AF, 5.31%, 8/15/2048	286,022	287,841
Freddie Mac REMIC, Series 4826, Class KF, 4.75%, 9/15/2048	48,455	47,230
Freddie Mac REMIC, Series 4852, Class BF, 4.85%, 12/15/2048	616,119	595,789
Freddie Mac REMIC, Series 4913, Class UF, 4.90%, 3/15/2049	1,464,358	1,416,249
Freddie Mac REMIC, Series 4863, Class F, 4.90%, 3/15/2049	166,164	161,156
Freddie Mac REMIC, Series 4882, Class FA, 4.90%, 5/15/2049	4,060,641	3,944,003
Freddie Mac REMIC, Series 4903, Class NF, 4.86%, 8/25/2049	392,556	384,756
Freddie Mac REMIC, Series 4916, Class FA, 4.86%, 9/25/2049	172,588	171,770
Freddie Mac REMIC, Series 4918, Class F, 4.91%, 10/25/2049	1,902,347	1,848,704
Freddie Mac REMIC, Series 4927, Class FG, 4.96%, 11/25/2049	306,057	296,542
Freddie Mac REMIC, Series 4940, Class FE, 5.01%, 1/25/2050	267,783	260,233
Freddie Mac REMIC, Series 4959, Class JF, 4.91%, 3/25/2050	649,624	626,215
Freddie Mac REMIC, Series 4990, Class FN, 4.81%, 5/25/2050	629,829	604,020
Freddie Mac REMIC, Series 4981, Class JF, 4.86%, 6/25/2050	1,143,485	1,107,254
Freddie Mac REMIC, Series 5119, Class QF, 4.55%, 6/25/2051	650,754	598,425
Freddie Mac REMIC, Series 5270, Class FH, 5.30%, 6/25/2052	767,370	756,781
Freddie Mac REMIC, Series 5396, Class HF, 5.30%, 4/25/2054	239,620	240,839

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Schedule of Investments (Continued)

July 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 93.14%(a)	Principal Amount	Fair Value
Freddie Mac REMIC, Series 4347, Class EF, 4.95%, 6/15/2054	$2,828,190	$2,777,939
Freddie Mac REMIC, Series 5469, Class F, 5.45%, 9/25/2054	459,488	455,185
Freddie Mac REMIC, Series 5475, Class FA, 5.45%, 11/25/2054	483,540	480,182
Freddie Mac REMIC, Series 5473, Class BF, 5.65%, 11/25/2054	142,964	142,944
Freddie Mac REMIC, Series 5482, Class FC, 5.65%, 12/25/2054	1,222,777	1,220,056
Freddie Mac REMIC, Series 5483, Class FD, 5.65%, 12/25/2054	853,684	852,246
Freddie Mac REMIC, Series 5505, Class FB, 5.85%, 2/25/2055	280,999	282,627
Freddie Mac Strips, Series 240, Class F22, 4.80%, 7/15/2036	126,658	125,589
Freddie Mac Strips, Series 330, Class F4, 4.78%, 10/15/2037	60,755	60,025
Freddie Mac Strips, Series 263, Class F5, 4.95%, 6/15/2042	467,619	462,856
Freddie Mac Strips, Series 264, Class F1, 5.00%, 7/15/2042	100,140	99,066
Freddie Mac Strips, Series 272, Class F1, 4.95%, 8/15/2042	81,672	80,577
Freddie Mac Strips, Series 271, Class F5, 4.95%, 8/15/2042	203,512	200,773
Freddie Mac Strips, Series 280, Class F1, 4.95%, 9/15/2042	325,184	320,679
Freddie Mac Strips, Series 359, Class F3, 4.90%, 10/15/2047	1,689,344	1,662,174
Freddie Mac Strips, Series 406, Class F4, 5.25%, 10/25/2053	706,306	702,646
Government National Mortgage Association, Series 32, Class FT, 4.77%, 1/20/2034	372,516	372,308
Government National Mortgage Association, Series 46, Class MF, 4.85%, 5/16/2034	66,900	66,639
Government National Mortgage Association, Series 84, Class F, 4.70%, 11/16/2035	83,732	83,093
Government National Mortgage Association, Series 78, Class FA, 4.92%, 12/16/2037	873,378	871,312
Government National Mortgage Association, Series 79, Class FA, 4.92%, 12/20/2037	1,384,178	1,375,615
Government National Mortgage Association, Series 3, Class FA, 4.92%, 1/20/2038	1,153,010	1,151,080
Government National Mortgage Association, Series 51, Class FH, 5.20%, 6/16/2038	106,703	107,007
Government National Mortgage Association, Series 51, Class FG, 5.22%, 6/16/2038	61,865	62,064
Government National Mortgage Association, Series 66, Class FN, 5.42%, 8/20/2038	146,865	147,315
Government National Mortgage Association, Series 68, Class FA, 5.42%, 8/20/2038	584,953	587,644
Government National Mortgage Association, Series 88, Class TF, 5.17%, 10/20/2038	364,172	364,159
Government National Mortgage Association, Series 6, Class FJ, 5.45%, 2/20/2039	505,890	505,927
Government National Mortgage Association, Series 12, Class FA, 5.42%, 3/20/2039	728,742	730,037
Government National Mortgage Association, Series 15, Class FL, 5.42%, 3/20/2039	728,742	728,779

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Schedule of Investments (Continued)

July 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 93.14%(a)	Principal Amount	Fair Value
Government National Mortgage Association, Series 29, Class FL, 5.10%, 5/16/2039	$374,027	$374,588
Government National Mortgage Association, Series 66, Class UF, 5.45%, 8/16/2039	95,218	96,053
Government National Mortgage Association, Series 149, Class MF, 4.87%, 12/20/2039	1,482,458	1,470,180
Government National Mortgage Association, Series 20, Class FD, 5.29%, 2/20/2040	180,366	181,308
Government National Mortgage Association, Series 31, Class FV, 5.22%, 3/20/2040	176,881	177,369
Government National Mortgage Association, Series 153, Class LF, 4.70%, 7/16/2041	223,721	220,605
Government National Mortgage Association, Series 135, Class FN, 4.85%, 10/16/2041	1,826,011	1,806,296
Government National Mortgage Association, Series 113, Class QF, 4.77%, 2/20/2042	190,141	188,502
Government National Mortgage Association, Series 34, Class FA, 4.92%, 3/20/2042	215,088	212,434
Government National Mortgage Association, Series 74, Class LF, 4.87%, 6/20/2042	1,135,349	1,118,405
Government National Mortgage Association, Series 124, Class GF, 4.72%, 10/20/2042	923,745	906,443
Government National Mortgage Association, Series 5, Class FA, 4.92%, 1/20/2044	2,254,321	2,228,094
Government National Mortgage Association, Series 110, Class DF, 4.69%, 8/20/2045	329,570	319,832
Government National Mortgage Association, Series 161, Class AF, 4.77%, 11/20/2045	539,715	523,890
Government National Mortgage Association, Series 33, Class UF, 4.92%, 3/20/2046	3,124,761	3,058,966
Government National Mortgage Association, Series 49, Class MF, 4.97%, 4/20/2046	981,035	974,310
Government National Mortgage Association, Series 83, Class NF, 4.84%, 6/20/2046	953,308	919,989
Government National Mortgage Association, Series 1, Class EF, 4.74%, 1/20/2048	1,038,481	1,003,250
Government National Mortgage Association, Series 138, Class FB, 4.77%, 10/20/2048	1,839,701	1,778,527
Government National Mortgage Association, Series 31, Class GF, 4.92%, 3/20/2049	349,216	342,848
Government National Mortgage Association, Series 35, Class GF, 4.92%, 3/20/2049	1,266,163	1,243,842
Government National Mortgage Association, Series 33, Class F, 4.92%, 3/20/2049	134,232	131,002

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Schedule of Investments (Continued)

July 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 93.14%(a)	Principal Amount	Fair Value
Government National Mortgage Association, Series 44, Class FM, 4.92%, 4/20/2049	$1,000,705	$974,421
Government National Mortgage Association, Series 98, Class KF, 4.92%, 8/20/2049	3,283,777	3,175,175
Government National Mortgage Association, Series 125, Class FG, 4.92%, 10/20/2049	691,411	674,580
Government National Mortgage Association, Series 154, Class FC, 4.90%, 9/20/2052	1,414,051	1,368,772
Government National Mortgage Association, Series 111, Class FN, 5.55%, 8/20/2053	117,108	117,207
Government National Mortgage Association, Series 128, Class CF, 5.55%, 8/20/2053	124,548	124,656
Government National Mortgage Association, Series 51, Class FL, 5.25%, 3/20/2054	218,840	218,036
Government National Mortgage Association, Series 64, Class YX, 5.40%, 4/20/2054	475,163	475,938
Government National Mortgage Association, Series 97, Class CF, 5.50%, 6/20/2054	205,778	205,467
Government National Mortgage Association, Series 126, Class FJ, 5.45%, 8/20/2054	140,961	140,151
Government National Mortgage Association, Series 2011-H06, Class FA, 4.89%, 2/20/2061	164,721	164,891
Government National Mortgage Association, Series H26, Class FG, 4.96%, 10/20/2065	153,395	153,667
Total Collateralized Mortgage Obligations (Cost $150,204,512)		150,464,834

U.S. GOVERNMENT & AGENCIES — 6.19%(a)
United States Treasury Floating Rate Note, 4.44%, 4/30/2026	8,000,000	8,005,844
United States Treasury Floating Rate Note, 4.47%, 7/31/2026	2,000,000	2,001,912
Total U.S. Government & Agencies (Cost $9,998,908)		10,007,756

Total Investments — 99.33% (Cost $160,203,420)		160,472,590
Other Assets in Excess of Liabilities — 0.67%		1,075,886
NET ASSETS — 100.00%		$161,548,476

(a)	Floating rate security. The rate shown is the effective interest rate as of July 31, 2025.

REMIC - Real Estate Mortgage Investment Conduit

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Statement of Assets and Liabilities

July 31, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $160,203,420) (Note 3)	$160,472,590
Cash	844,925
Dividends and interest receivable	255,706
Total Assets	161,573,221

Liabilities
Payable to Investment Adviser (Note 4)	24,745
Total Liabilities	24,745
Net Assets	$161,548,476

Net Assets consist of:
Paid-in capital	161,075,708
Accumulated earnings	472,768
Net Assets	$161,548,476
Shares outstanding (unlimited number of shares authorized, no par value)	6,350,000
Net asset value, offering and redemption price per share (Note 2)	$25.44

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Statement of Operations

For the Six Months Ended July 31, 2025 (Unaudited)

Investment Income
Interest income	$3,834,344
Total investment income	3,834,344

Expenses
Investment Adviser fees (Note 4)	372,175
Total operating expenses	372,175

Net investment income	3,462,169

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	211,376
Net change in unrealized depreciation on investment securities	(168,459)
Net realized and change in unrealized gain on investment securities	42,917

Net increase in net assets resulting from operations	$3,505,086

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2025	For the Period Ended January 31, 2025(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,462,169	$4,124,218
Net realized gain on investment securities	211,376	32,766
Net change in unrealized appreciation (depreciation) on investment securities	(168,459)	437,629
Net increase in net assets resulting from operations	3,505,086	4,594,613

Distributions to Shareholders from Earnings (Note 2)	(3,584,858)	(4,042,073)

Capital Transactions
Proceeds from shares sold	20,974,848	151,568,574
Amount paid for shares redeemed	(6,994,635)	(4,473,079)
Net increase in net assets resulting from capital transactions	13,980,213	147,095,495

Total Increase in Net Assets	13,900,441	147,648,035

Net Assets
Beginning of period	147,648,035	—
End of period	$161,548,476	$147,648,035

Share Transactions
Shares sold	825,000	5,975,000
Shares redeemed	(275,000)	(175,000)
Net increase in shares outstanding	550,000	5,800,000

(a)	For the period February 27, 2024 (commencement of operations) to January 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2025	For the Period Ended January 31, 2025(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.46	$25.00

Investment operations:
Net investment income	0.57	1.15
Net realized and unrealized gain on investments	—	0.45
Total from investment operations	0.57	1.60

Less distributions to shareholders from:
Net investment income	(0.59)	(1.13)
Net realized gains	—	(0.01)
Total distributions	(0.59)	(1.14)

Net asset value, end of period	$25.44	$25.46

Market price, end of period	$25.53	$25.52

Total Return(b)(c)	2.26%	6.48%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$161,548	$147,648
Ratio of expenses to average net assets(d)	0.49%	0.49%
Ratio of net investment income to average net assets(d)	4.56%	5.29%
Portfolio turnover rate(c)(e)	2%	21%

(a)	For the period February 27, 2024 (commencement of operations) to January 31, 2025.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date at net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF

Notes to the Financial Statements

July 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Regan Floating Rate MBS ETF (the “Fund”) was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended diversified series of Valued Advisers Trust (the “Trust”) and commenced operations on February 27, 2024. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Regan Capital, LLC (the “Adviser”). The investment objective of the Fund is current income.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Regan Floating Rate MBS ETF

Notes to the Financial Statements (Continued)

July 31, 2025 (Unaudited)

Dividends and Distributions – The Fund intends to distribute all or substantially all of its investment income and any realized net capital gains monthly. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the

Regan Floating Rate MBS ETF

Notes to the Financial Statements (Continued)

July 31, 2025 (Unaudited)

Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$150,464,834	$—	$150,464,834
U.S. Government & Agencies	—	10,007,756	—	10,007,756
Total	$—	$160,472,590	$—	$160,472,590

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. The Fund is obligated to pay the Adviser a unitary fee computed and accrued daily and paid monthly at an annual rate of 0.49% of the Fund’s average daily net assets. Pursuant to the Agreement, the Adviser shall pay all operating expenses of the Fund, including the compensation and expenses of any employees of the Fund and of any other persons rendering any services to the Fund; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws, including expenses incurred by the Fund in connection with the organization and initial registration of shares of the Fund; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, Administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders; the cost of printing or preparing stock certificates, if any, or any other documents, statements or reports to shareholders; expenses of shareholders’ meetings and proxy

Regan Floating Rate MBS ETF

Notes to the Financial Statements (Continued)

July 31, 2025 (Unaudited)

solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares, excluding expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; and all other operating expenses not specifically assumed by the Fund.

In the event that the Adviser pays or assumes any expenses of the Trust not required to be paid or assumed by the Adviser under this Agreement, the Adviser shall not be obligated hereby to pay or assume the same or any similar expense in the future; provided, that nothing herein contained shall be deemed to relieve the Adviser of any obligation to the Fund under any separate agreement or arrangement between the parties. For the six months ended July 31, 2025, the Adviser earned a fee of $372,175 from the Fund. At July 31, 2025, the Fund owed the Adviser $24,745.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Northern Lights Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2025, purchases and sales of investment securities, other than short-term investments, were $8,233,290 and $3,242,348, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2025.

For the six months ended July 31, 2025, there were no purchases or sales of in-kind transactions.

For the six months ended July 31, 2025, the Fund had in-kind net realized gains of $0.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital

Regan Floating Rate MBS ETF

Notes to the Financial Statements (Continued)

July 31, 2025 (Unaudited)

shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended July 31, 2025, the Fund received $4,500 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$655,342
Gross unrealized depreciation	(386,172)
Net unrealized appreciation on investments	$269,170
Tax cost of investments	$160,203,420

The tax character of distributions paid for the fiscal period ended January 31, 2025, the Fund’s most recent fiscal period end, was as follows:

Distributions paid from:
Ordinary income(a)	$4,042,073
Total distributions paid	$4,042,073

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$114,911
Unrealized appreciation on investments	437,629
Total accumulated earnings	$552,540

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Regan Floating Rate MBS ETF

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The Adviser pays all operating expenses of the Fund, including compensation of Directors and Officers.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (844) 988-6273 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Summitry Equity Fund

GGEFX

Semi-Annual Financial Statements

and Additional Information

July 31, 2025

Summitry LLC

919 E. Hillsdale Boulevard, Suite 150

Foster City, CA 94404

(866) 954-6682

Summitry Equity Fund

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.10%
Communications — 13.92%
Alphabet, Inc., Class A	14,343	$2,752,422
Meta Platforms, Inc., Class A	6,106	4,722,624
Netflix, Inc.(a)	1,208	1,400,555
Universal Music Group NV - ADR	151,840	2,162,202
		11,037,803
Consumer Discretionary — 22.77%
Amazon.com, Inc.(a)	20,941	4,902,498
Lowe’s Companies, Inc.	12,925	2,889,642
LVMH Moet Hennessy Louis Vuitton SE - ADR(a)	14,659	1,577,602
Ross Stores, Inc.	17,913	2,445,841
Starbucks Corp.	23,665	2,109,971
Ulta Beauty, Inc.(a)	8,017	4,128,835
		18,054,389
Financials — 10.03%
Charles Schwab Corp. (The)	34,728	3,393,968
Moody’s Corp.	3,190	1,645,179
Wells Fargo & Co.	36,142	2,914,129
		7,953,276
Health Care — 7.05%
Agilent Technologies, Inc.	25,192	2,892,293
Thermo Fisher Scientific, Inc.	5,766	2,696,643
		5,588,936
Industrials — 8.73%
Carrier Global Corp.	38,865	2,666,915
GXO Logistics, Inc.(a)	37,043	1,841,408
Old Dominion Freight Line, Inc.	8,094	1,208,030
Rentokil Initial PLC - ADR(a)	48,649	1,205,036
		6,921,389
Technology — 30.60%
Fiserv, Inc.(a)	20,768	2,885,506
Mastercard, Inc., Class A	7,019	3,976,052
Microsoft Corp.	3,663	1,954,211
Nintendo Company Ltd. - ADR	121,514	2,551,794
Salesforce.com, Inc.	8,083	2,088,081
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	27,193	6,570,373
Visa, Inc., Class A	6,278	2,168,861
Zebra Technologies Corp., Class A(a)	6,077	2,060,225
		24,255,103
Total Common Stocks (Cost $44,692,198)		73,810,896

See accompanying notes which are an integral part of these financial statements.

1

Summitry Equity Fund

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 6.89%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.26%(b)	5,466,934	$5,466,934
Total Money Market Funds (Cost $5,466,934)		5,466,934

Total Investments — 99.99% (Cost $50,159,132)		79,277,830
Other Assets in Excess of Liabilities — 0.01%		11,124
NET ASSETS — 100.00%		$79,288,954

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Summitry Equity Fund

Statement of Assets and Liabilities

July 31, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $50,159,132) (Note 3)	$79,277,830
Receivable for fund shares sold	39,407
Dividends receivable	48,891
Prepaid expenses	21,763
Total Assets	79,387,891
Liabilities
Payable for fund shares redeemed	5,363
Payable to Adviser (Note 4)	60,573
Payable to affiliates (Note 4)	12,735
Payable to Trustees	2,759
Other accrued expenses	17,507
Total Liabilities	98,937
Net Assets	$79,288,954
Net Assets consist of:
Paid-in capital	$41,068,579
Accumulated earnings	38,220,375
Net Assets	$79,288,954
Shares outstanding (unlimited number of shares authorized, no par value)	3,003,269
Net asset value, offering and redemption price per share (Note 2)	$26.40

See accompanying notes which are an integral part of these financial statements.

3

Summitry Equity Fund

Statement of Operations

For the Six Months Ended July 31, 2025 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $34,004)	$395,715
Total investment income	395,715

Expenses
Investment Adviser fees (Note 4)	379,844
Administration (Note 4)	38,326
Fund accounting fees (Note 4)	16,317
Registration expenses	11,802
Audit and tax preparation fees	9,984
Transfer agent fees (Note 4)	9,917
Legal fees	9,691
Compliance service fees (Note 4)	9,205
Trustee fees	8,522
Custodian fees	6,157
Printing and postage expenses	5,957
Insurance expenses	1,717
Miscellaneous	15,128
Total expenses	522,567
Fees contractually waived by Adviser (Note 4)	(47,924)
Net operating expenses	474,643
Net investment loss	(78,928)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	7,334,388
Net change in unrealized depreciation of investment securities	(7,173,528)
Net realized and change in unrealized gain on investments	160,860
Net increase in net assets resulting from operations	$81,932

See accompanying notes which are an integral part of these financial statements.

4

Summitry Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2025	For the Year Ended January 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(78,928)	$(327,277)
Net realized gain on investment securities transactions	7,334,388	6,634,532
Net change in unrealized appreciation (depreciation) of investment securities	(7,173,528)	13,531,543
Net increase in net assets resulting from operations	81,932	19,838,798

Distributions to Shareholders (Note 2)
Earnings	—	(6,674,579)
Total distributions	—	(6,674,579)

Capital Transactions
Proceeds from shares sold	2,059,039	7,186,224
Reinvestment of distributions	—	6,674,579
Amount paid for shares redeemed	(6,777,468)	(11,941,213)
Net increase (decrease) in net assets resulting from capital transactions	(4,718,429)	1,919,590
Total Increase (Decrease) in Net Assets	(4,636,497)	15,083,809

Net Assets
Beginning of period	83,925,451	68,841,642
End of period	$79,288,954	$83,925,451

Share Transactions
Shares sold	85,078	289,950
Shares issued in reinvestment of distributions	—	262,675
Shares redeemed	(275,258)	(486,307)
Net increase (decrease) in shares outstanding	(190,180)	66,318

See accompanying notes which are an integral part of these financial statements.

5

Summitry Equity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31,		For the Years Ended January 31,
	2025		2025	2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$26.28		$22.01	$19.67	$25.21	$21.60	$19.19

Investment operations:
Net investment loss	(0.03)		(0.10)	(0.08)	(0.09)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	0.15		6.64	4.22	(2.52)	5.54	2.48
Total from investment operations	0.12		6.54	4.14	(2.61)	5.38	2.41

Less distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized gains	—		(2.27)	(1.80)	(2.93)	(1.77)	—
Total distributions	—		(2.27)	(1.80)	(2.93)	(1.77)	—

Net asset value, end of period	$26.40		$26.28	$22.01	$19.67	$25.21	$21.60

Total Return(a)	0.46	%(b)	30.08%	21.71%	(9.38)%	24.72%	12.56%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$79,289		$83,925	$68,842	$60,914	$72,807	$63,321
Ratio of expenses to average net assets after expense waiver	1.25	%(c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before expense waiver	1.38	%(c)	1.37%	1.35%	1.34%	1.31%	1.35%
Ratio of net investment loss to average net assets after expense waiver	(0.21	)%(c)	(0.44)%	(0.41)%	(0.45)%	(0.61)%	(0.36)%
Portfolio turnover rate	9.20	%(b)	11.17%	10.61%	22.53%	23.57%	23.21%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Summitry Equity Fund

Notes to the Financial Statements

July 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Summitry Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”), and commenced operations on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Summitry LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

7

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

As of and during the six months ended July 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

8

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

9

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

10

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$73,810,896	$—	$—	$73,810,896
Money Market Funds	5,466,934	—	—	5,466,934
Total	$79,277,830	$—	$—	$79,277,830

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2025, the Adviser earned a fee of $379,844 from the Fund before the waivers described below. At July 31, 2025, the Fund owed the Adviser $60,573.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until May 31, 2026, so that total annual operating expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds, closed-end funds and money market funds

11

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

that have their own expenses. For the six months ended July 31, 2025, the Adviser waived fees of $47,924.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayment. As of July 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2026	$23,744
January 31, 2027	62,038
January 31, 2028	88,100
July 31, 2028	47,924

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2025.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or

12

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active as of July 31, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2025, purchases and sales of investment securities, other than short-term investments, were $6,692,056 and $10,426,700, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$29,680,811
Gross unrealized depreciation	(562,111)
Net unrealized appreciation on investments	$29,118,700
Tax cost of investments	$50,159,132

The tax character of distributions paid for the fiscal year ended January 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Long-term capital gains	$6,674,579
Total distributions paid	$6,674,579

At January 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$1,892,421
Accumulated capital and other losses	(46,204)
Unrealized appreciation on investments	36,292,226
Total accumulated earnings	$38,138,443

As of January 31, 2025, the Fund had deferred qualified late year ordinary losses of $46,204.

13

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2025, the Fund had 30.60% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

15

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 954-6682 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer

Date:	10/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer

Date:	10/3/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer

Date:	10/3/2025